Financial Risk Management	12 Months Ended
Jun. 30, 2023
Financial Risk Management [Abstract]
Financial risk management
5.	Financial risk management

5.1.	Financial risk factors

The Company operates with various financial instruments, including cash and cash equivalents, marketable securities, trade accounts receivables, accounts receivable and others, trade accounts payable, accounts payable for the purchase of farms, loans and financing and derivative financial instruments.

Certain Company’s operations expose it to market risks, mainly in relation to exchange rates, interest rates and changes in the prices of agricultural commodities. As a result, the Company also enters into derivative financial instruments, used to hedge its exposures with respect to crops or with respect to assets and liabilities recognized in the balance sheet, depending on the nature of the specific operation.

Excluding derivative financial instruments, fair value is basically determined using the discounted cash flow method.

The amounts recorded under current assets and liabilities are either highly liquid or mature within twelve months, as such their carrying value approximates their fair value.

5.2.	Policies approved by the Board of Directors for the use of financial instruments, including derivatives

The Company’s policies in respect to transactions with financial instruments, which have been approved by the Board of Directors, are as follows: (i) Investment Policy which provides guidelines in respect to Company’s investment of cash, considering the counterparty risk, the nature of instruments and liquidity, among others; (ii) Derivative financial instrument policy which provides guidelines to manage the Company’s exposures to currency risk, interest rate and index risks, and agricultural commodities price risk, always linking the derivative financial instrument to the asset or liability that generates the exposure; and (iii) Risk Policy, which addresses items not covered by the Investment Policy or the Derivative financial instrument Policy including hedge against future cash flows with respect to future production of commodities.

a) Cash and cash equivalents, marketable securities, trade accounts receivable, receivable from sale of farms, loans with related parties and accounts payable. The amounts recorded approximate their estimated fair value.

b) Loans, financing and debentures. The book value of loans, financing and debentures, denominated in reais have its interest rates either fixed or based on the variation of IPCA (Broad National Consumer Price Index) and CDI and exchange rate and approximates their fair value.

5.3.	Analysis of exposure to financial asset and liability risks

a)	Currency risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in exchange rates, which reduces the nominal amount of assets or increase the amount of liabilities. This risk also arises with respect to commitments to sell products existing in inventories or agricultural products not yet harvested when sales are made at prices to be fixed at a future date, prices which vary depending on the exchange rate.

b)	Interest rate and index risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the interest rates or indices which increase financial expenses related to certain contracts for the acquisition of farms, indexed by inflation, such as the IPCA.

c)	Agricultural commodities price risk

This risk arises from the possibility that the Company may incur losses due to fluctuations in the market prices of agricultural products.

5.4.	Objectives and strategies of risk management and of use of derivative financial instruments

The Executive Board is responsible for managing financial risks, and evaluates the Company’s exposure to foreign currency risk, interest rate and index risk and agricultural commodities price risk with respect to assets, liabilities and transactions of the Company. Considering the exposure to such risks, Company management evaluates the convenience, cost and availability in the market of derivative financial instruments which allow the Company to mitigate such risks. After such assessment, the Executive Board decides whether to enter into the transaction within the parameters previously approved in the Policies referred to above and reports it in the Board of Directors’ meetings.

5.5.	Risks related to each operating strategy

The use of derivative financial instruments as an economic hedge reduce the risks of changes in cash flows arising from risks such as foreign currency, interest rate and price index and agricultural commodities prices.

However, the change in the fair value of the derivative financial instrument may differ from the change in the cash flows or fair value of the assets, liabilities or forecasted transactions which are being hedged, as a result of different factors, such as, among others, differences between the contract dates, the maturity and settlement dates, or differences in “spreads” on the financial assets and liabilities being hedged and the corresponding spreads in the related legs of the swaps. In the case of the derivative financial instruments strategy to hedge recognized assets and liabilities, management believes that the derivative financial instruments present a high degree of protection with respect to the changes in the assets and liabilities being hedged.

In the case of the strategy to hedge forecasted sales of soybean or to hedge accounts payable/receivable, which are susceptible to changes commodity prices, differences may arise due to additional factors, such as differences between the estimated and actual soybean volume to be harvested, or differences between the quoted price of soybean in the international markets where the derivative financial instruments are quoted and the price of soybean in the markets in which soybean is physically delivered/received by the Company. Should the soybean volume effectively harvested be lower than the amount for which derivative financial instruments were contracted, the Company will be exposed to variations in the price of the commodities by the volume hedged in excess and vice-versa should the soybean volume effectively harvested be higher than the hedged volume.

In the case of exposure to exchange rates, there is a risk that the volume of U.S. dollars sold through forward contracts will be higher than the volume to which the Company is exposed. In such case, foreign exchange rates risk continues to exist in the same proportion as the mismatch, which could result from a reduction in the expected yield of a certain commodity or in a reduction in prices denominated in foreign currencies.

5.6.	Restrictions related to the use of derivative financial instruments

Additionally, the Company is subjected to credit risk with respect to the counterparty of the derivative financial instrument. The Company has contracted derivative financial instruments either traded in the stock exchanges market or from prime first-tier financial institutions or “trading” companies. The Company understands that, at the balance sheet date, there are no indications of collectability risk with respect to the amounts recognized as assets with respect to derivative financial instruments.

The main restrictions by the Company’s policy are as follows:

●	establishment of policies defined by the Board of Directors;

●	prohibition to enter into derivative financial instruments that have not been approved by the Executive Officers;

●	maintenance by the Executive Officers of a centralized inventory of outstanding derivative financial instruments contracts;

●	daily risk report with the consolidated position provided to a company comprising the Executive Officers and designated members of the Board of Directors;

●	monthly monitoring by the Executive Officers of the fair values as reported by the counterparties as compared to the amounts estimated by management; and

●	the fair value of the derivative financial instruments is estimated based on the market in which they were contracted and also in which the instruments are inserted.

5.7.	Impact of derivative financial instruments on the statement of income

The gains and losses for changes in the fair value of derivative financial instruments are recognized in the statement of income separately between realized profit and loss (corresponding to derivative financial instruments that have already been settled) and unrealized profit and loss (corresponding to derivative financial instruments not yet settled).

5.8.	Estimate of fair value of financial instruments

The fair value of derivative financial instruments traded on stock exchanges (B3 and Chicago Board of Trade) is determined based on the quoted prices at the balance sheet date. To estimate the fair value of derivative financial instruments not traded on stock exchanges the Company uses quotes for similar instruments or information available in the market and uses valuation methodologies widely used and that are also used by the counterparties.

The estimates do not necessarily guarantee that such operations may be settled at the estimated amounts. The use of different market information and/or valuation methodologies may have a relevant effect on the amount of the estimated fair value.

Specific methodologies used for derivative financial instruments entered into by the Company:

●	Derivative financial instruments of agricultural commodities - The fair value is obtained by using various market sources, including quotes provided by international brokers, international banks and available on the Chicago Board of Trade (CBOT).

●	Derivative financial instruments of foreign currencies - The fair value is determined based on information obtained from various market sources including, as appropriate, B3 S.A. – Brasil, Bolsa, Balcão, local banks, in addition to information sent by the operation counterparty.

a)	Sensitivity analysis

Management identified for each type of derivative financial instrument the conditions for variation in foreign exchange rates, interest rates or commodities prices which may generate loss on assets and/or liabilities which is being hedged or, in the case of derivative financial instruments related to transactions not recorded in the balance sheet, in the fair value of the contracted derivatives.

The sensitivity analysis shows the impact from the changes in the market variables on the afore mentioned financial instruments of the Company, considering all other market indicators comprised. Upon their settlement, such amounts may differ from those stated below, due to the estimates used in their preparation.

This analysis contemplates five distinct scenarios that differ due to the intensity of variation in relation to the current market. At June 30, 2023, as reference for probable scenarios I, II, III and IV, a variation in relation to the current market of 0%, -25%, -50%, +25%, +50%, respectively, was considered.

The preparation of the probable scenario took into consideration the market prices of each one of the reference assets of derivative financial instruments held by the Company at year end. Since all these assets are traded in competitive and open markets, the current market price is a meaningful reference for the expected price of these assets. Accordingly, since the current market price was the reference for the calculation of both book value and the Probable Scenario, it resulted in no mathematical difference.

The assumptions and scenarios are as follows:

							2023
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I - 25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	10/16/2023	142.72	107.04	71.36	178.40	214.08
Soybean	R$/bag	CBOT	12/12/2023	143.09	107.32	71.55	178.86	214.64
Soybean	R$/bag	CBOT	12/29/2023	140.89	105.67	70.45	176.11	211.34
Soybean	R$/bag	CBOT	04/26/2024	139.67	104.75	69.84	174.59	209.51
Soybean	R$/bag	CBOT	04/28/2024	140.89	105.67	70.45	176.11	211.34
Soybean	R$/bag	CBOT	04/30/2024	139.67	104.75	69.84	174.59	209.51
Soybean	R$/bag	CBOT	06/13/2024	138.95	104.21	69.48	173.69	208.43
Soybean	R$/bag	CBOT	06/30/2024	138.95	104.21	69.48	176.69	208.43

Cotton	R$/arroba	CBOT	11/10/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/14/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/23/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/24/2023	128.08	96.06	64.04	160.10	192.12
Cotton	R$/arroba	CBOT	11/08/2024	128.08	96.06	64.04	160.10	192.12

Corn	R$/bag	OTC/Stock Exchange	08/23/2023	55.61	41.71	27.81	69.51	83.42
Corn	R$/bag	OTC/Stock Exchange	08/25/2023	55.61	41.71	27.81	69.51	83.42
Corn	R$/bag	OTC/Stock Exchange	08/30/2023	55.61	41.71	27.81	69.51	83.42
Corn	R$/bag	OTC/Stock Exchange	09/15/2023	55.13	41.35	27.57	68.91	82.70
Corn	R$/bag	OTC/Stock Exchange	09/15/2024	60.75	45.56	30.38	75.94	91.13

Ethanol	R$/m3	CBOT	11/03/2023	2,560.00	1,920.00	1,280.00	3,200.00	3,840.00
Ethanol	R$/m3	CBOT	12/04/2023	2,575.00	1,931.25	1,287.50	3,218.75	3,862.50
Ethanol	R$/m3	CBOT	01/03/2024	2,518.50	1,888.88	1,259.25	3,148.13	3,777.75
Ethanol	R$/m3	CBOT	02/02/2024	2,550.00	1,912.50	1,275.00	3,187.50	3,825.00
Ethanol	R$/m3	CBOT	03/04/2024	2,530.00	1,897.50	1,265.00	3,162.50	3,795.00
Ethanol	R$/m3	CBOT	04/02/2024	2,540.00	1,905.00	1,270.00	3,175.00	3,810.00

Sugarcane	R$/lbs	CBOT	02/04/2024	1.16	0.87	0.58	1.45	1.75

Fed cattle	R$/bag	CBOT	10/30/2023	264.50	198.38	132.25	330.63	396.75

USD	-	-	08/17/2023	4.82	3.61	2.41	6.02	7.23
USD	-	-	07/28/2023	4.82	3.61	2.41	6.02	7.23
USD	-	-	07/31/2023	4.82	3.61	2.41	6.02	7.23
USD	-	-	09/04/2023	4.85	3.63	2.42	6.06	7.27
USD	-	-	09/15/2023	4.85	3.64	2.43	6.07	7.28
USD	-	-	10/02/2023	4.87	3.65	2.43	6.08	7.30
USD	-	-	10/10/2023	4.87	3.65	2.44	6.09	7.31
USD	-	-	10/16/2023	4.88	3.66	2.44	6.09	7.31
USD	-	-	10/30/2023	4.89	3.66	2.44	6.11	7.33
USD	-	-	10/31/2023	4.89	3.66	2.44	6.11	7.33
USD	-	-	11/30/2023	4.90	3.68	2.45	6.13	7.36
USD	-	-	05/29/2024	4.99	3.75	2.50	6.24	7.49
USD	-	-	06/27/2024	5.01	3.76	2.50	6.26	7.51
USD	-	-	06/28/2024	5.01	3.76	2.50	6.26	7.51
USD	-	-	11/25/2024	5.08	3.81	2.54	6.35	7.62

Interest	-	-	08/15/2023	13.55%	10.16%	6.78%	16.94%	20.33%
Interest	-	-	04/17/2028	10.36%	7.77%	5.18%	12.95%	15.54%

							2023
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I - 25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	02/14/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/24/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/27/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	02/28/2023	167.84	125.88	83.92	209.80	251.76
Soybean	R$/bag	CBOT	06/30/2023	166.88	125.16	83.44	208.60	250.32
Soybean	R$/bag	CBOT	04/28/2023	167.49	125.62	83.75	209.36	251.24

Cotton	R$/arroba	CBOT	11/11/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/16/2022	171.19	128.39	85.60	213.99	256.79
Cotton	R$/arroba	CBOT	11/14/2023	143.34	107.51	71.67	179.18	215.01

Corn	R$/bag	OTC/Stock Exchange	09/15/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	09/19/2022	87.10	65.33	43.55	108.88	130.65
Corn	R$/bag	OTC/Stock Exchange	03/15/2023	94.63	70.97	47.32	118.29	141.95
Corn	R$/bag	OTC/Stock Exchange	09/15/2023	86.96	65.22	43.48	108.70	130.44

Ethanol	R$/m3	CBOT	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	CBOT	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	CBOT	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	CBOT	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	CBOT	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	CBOT	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	CBOT	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	CBOT	02/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	03/03/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	CBOT	04/05/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00
Ethanol	R$/m3	OTC/Stock Exchange	07/05/2022	3,080.00	2,310.00	1,540.00	3,850.00	4,620.00
Ethanol	R$/m3	OTC/Stock Exchange	08/02/2022	2,900.00	2,175.00	1,450.00	3,625.00	4,350.00
Ethanol	R$/m3	OTC/Stock Exchange	09/02/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	09/05/2022	2,880.00	2,160.00	1,440.00	3,600.00	4,320.00
Ethanol	R$/m3	OTC/Stock Exchange	10/04/2022	2,875.00	2,156.25	1,437.50	3,593.75	4,312.50
Ethanol	R$/m3	OTC/Stock Exchange	11/03/2022	2,925.00	2,193.75	1,462.50	3,656.25	4,387.50
Ethanol	R$/m3	OTC/Stock Exchange	12/02/2022	3,015.00	2,261.25	1,507.50	3,768.75	4,522.50
Ethanol	R$/m3	OTC/Stock Exchange	01/04/2023	3,120.00	2,340.00	1,560.00	3,900.00	4,680.00
Ethanol	R$/m3	OTC/Stock Exchange	01/31/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	02/28/2023	3,200.00	2,400.00	1,600.00	4,000.00	4,800.00
Ethanol	R$/m3	OTC/Stock Exchange	03/31/2023	3,150.00	2,362.50	1,575.00	3,937.50	4,725.00

Fed cattle	R$/bag	OTC/Stock Exchange	10/31/2022	334.85	251.14	167.43	418.56	502.28

USD	-	-	07/26/2022	5.26	3.95	2.63	6.58	7.89
USD	-	-	07/28/2022	5.27	3.95	2.63	6.58	7.90
USD	-	-	10/31/2022	5.40	4.05	2.70	6.75	8.09
USD	-	-	11/23/2022	5.42	4.07	2.71	6.78	8.14
USD	-	-	01/30/2023	5.52	4.14	2.76	6.90	8.28
USD	-	-	05/31/2023	5.66	4.25	2.83	7.08	8.50
USD	-	-	06/30/2023	5.70	4.28	2.85	7.13	8.55
USD	-	-	07/31/2023	5.74	4.31	2.87	7.18	8.61
USD	-	-	11/30/2023	5.88	4.41	2.94	7.35	8.82

Interest	-	-	08/15/2023	13.70%	10.28%	6.85%	17.13%	20.55%
Interest	-	-	04/17/2028	12.74%	9.55%	6.37%	15.92%	19.11%

This sensitivity analysis aims to measure the impact of variable market changes on the aforementioned financial instruments of the Company, considering all other market indicators remain unchanged. Estimated amounts below can significantly differ from amount eventually settled.

In addition, the Company presents a summary of possible scenarios for the following 12 months of the Company’s financial instruments. Reliable sources of index disclosure were used for the rates used in the “probable scenario”.

(*) annual		Consolidated At June 30, 2023			Scenario I - Probable		Scenario I - Possible		Scenario II - Remote		Scenario III - Possible		Scenario IV - Remote
average rates Operation	Risk	Balance (R$)	Notional/ Position	Rate	Balance (R$)	Rate	Decrease Balance (R$)	-25% Rate	Decrease Balance (R$)	-50% Rate	Increase Balance (R$)	25% Rate	Increase Balance (R$)	50% Rate

Short-term investments	CDI	378,081	-	13.65%	(7,448)	11.68%	(11,040)	8.76%	(22,080)	5.84%	11,040	14.60%	22,080	17.52%
Marketable securities	IPCA	27,848	-	17.44%	(3,506)	4.85%	(338)	3.64%	(674)	2.43%	338	6.06%	674	7.28%
Cash - USD	USD	14,296	2,966	4,82	(560)	5,01	(3,714)	3,76	(7,428)	2,50	3,714	6,26	7,428	7,51
Total cash, cash equivalents and marketable securities		420,225	2,966		(11,514)		(15,092)		(30,182)		15,092		30,182

Financing in Paraguay	USD	(31,329)	(6,501)	4.82	(5,943)	5.01	39,230	3.76	78,463	2.50	(39,230)	6.26	(78,463)	7.51
Financing in Bolivia	USD	(5,008)	(1,039)	4.82	(950)	5.01	6,271	3.76	12,545	2.50	(6,271)	6.26	(12,545)	7.51
Debentures	CDI + IPCA	(301,767)	-	13.65%	5,945	11.68%	8,815	8.76%	17,623	5.84%	(8,815)	14.60%	(17,623)	17.52%
Total financing (b)		(338,104)	(7,540)		(948)		54,316		108,631		(54,316)		(108,631)

Araucária V	Soybean bags	10,419	100,000	114.35	-	114.35	(2,605)	85.76	(5,210)	57.17	2,605	142.94	5,210	17.52
Araucária VI	Soybean bags	4,928	51,830	119.36	-	119.36	(1,232)	89.52	(2,464)	59.68	1,232	149.20	2,464	17.03
Araucária VII	Soybean bags	310,723	3,000,000	125.62	-	125.62	(77,681)	94.21	(155,362)	62.81	77,681	157.02	155,362	188.43
Jatobá II	Soybean bags	53,409	523,799	122.33	-	122.33	(13,352)	91.75	(26,705)	61.16	13,352	152.91	26,705	183.49
Jatobá III	Soybean bags	20,348	200,078	122.33	-	122.33	(5,087)	91.74	(10,174)	61.16	5,087	152.91	10,174	183.49
Jatobá IV	Soybean bags	7,187	70,000	121.61	-	121.61	(1,797)	91.21	(3,594)	60.80	1,797	152.01	3,594	182.41
Jatobá V	Soybean bags	17,986	180,000	124.76	-	124.76	(4,497)	93.57	(8,993)	62.38	4,497	155.96	8,993	187.15
Jatobá VI	Soybean bags	19,713	200,032	129.16	-	129.16	(4,928)	96.87	(9,857)	64.58	4,928	161.45	9,857	193.74
Jatobá VII	Soybean bags	86,341	909,337	131.77	-	131.77	(21,585)	98.82	(43,171)	65.88	21,585	164.71	43,171	197.65
Alto Taquari III	Soybean bags	5,159	49,478	119.71	-	119.71	(1,290)	89.78	(2,580)	59.86	1,290	149.64	2,580	179.57
Alto Taquari IV	Soybean bags	100,769	965,703	128.06	-	128.06	(25,192)	96.05	(50,385)	64.03	25,192	160.08	50,385	192.10
Rio do Meio I	Soybean bags	59,467	571,868	128.43	-	128.43	(14,867)	96.32	(29,734)	64.21	14,867	160.54	29,734	192.64
Rio do Meio II	Soybean bags	8,813	92,403	119.65	-	119.65	(2,203)	89.74	(4,407)	59.83	2,203	149.57	4,407	179.48
Total receivables from farms (b)		705,262	6,914,528		-		(176,316)		(352,636)		176,316		352,636

Derivative operations	Grains	(14,163)	(3,248,155)	(a)	(14,162)	(a)	67,695	(a)	121,612	(a)	(40,139)	(a)	(94,056)	(a)
Derivative operations	USD	34,505	(82,405)	(a)	34,504	(a)	94,581	(a)	191,010	(a)	(96,889)	(a)	(202,078)	(a)
Derivative operations	Cotton (lbs)	2,391	(12,638,200)	(a)	2,389	(a)	(2,052)	(a)	(2,251)	(a)	(1,655)	(a)	(1,457)	(a)
Derivative operations	Ethanol (M^3)	504	(5,700)	(a)	504	(a)	2,036	(a)	3,850	(a)	(1,590)	(a)	(3,403)	(a)
Derivative operations	Swap (BRL)	4,905	-	(a)	4,906	(a)	(34,565)	(a)	(69,442)	(a)	34,165	(a)	67,865	(a)
Derivative operations	Sugarane (lbs)	(2,231)	(26,700,000)	(a)	(2,231)	(a)	7,767	(a)	15,534	(a)	(7,767)	(a)	(15,534)	(a)
Margin - LFT Socopa and XP	SELIC	35,099	-	0.14	(691)	0.12	(1,025)	0.09	(2,053)	0.06	1,025	0.15	2,050	0.18
Total derivatives (a)		61,010			25,219		134,437		258,260		(112,850)		(246,613)

Cresca, net	USD	(1,349)	(280)	4.82	(53)	5.01	351	3.76	701	2.50	(351)	6.26	(701)	7.51
Cresud, net	USD	(58)	(12)	4.82	(2)	5.01	15	3.76	30	2.50	(15)	6.26	(30)	7.51
Helmir, net	USD	(5,040)	(1,046)	4.82	(199)	5.01	1,310	3.76	2,620	2.50	(1,310)	6.26	(2,620)	7.51
Total related parties		(6,447)	(1,338)		(254)		1,676		3,351		(1,676)		(3,351)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

b)	Credit risk

Credit risk refers to the risk of the noncompliance by a counterparty of its contractual obligations, leading the Company to incur financial losses. The risk to which the Company is exposed arises from the possibility of not recovering the amounts receivable from the sale of sugarcane, grains, and from the leasing of land.

To reduce credit risk in commercial transactions, the Company adopts the practice of defining credit limits in which it analyzes factors such as: the counterparty’s history, history of its business, commercial references and Credit Protection Institution (Serasa). The Company also constantly monitors the outstanding balances.

Currently, management does not expect losses due to the default of its counterparties and has no significant exposure to any individual counterparty.

c)	Liquidity risk

The table below shows the Company’s financial liabilities by group of maturity based on the remaining period at the balance sheet date up to the contract maturity date. The amounts disclosed in the table are the discounted contractual cash flows, except for “Loans, financing and debentures” and “Leases payable” lines, in addition to the net derivative financial instruments, whose fair value is disclosed.

	Note	Book value	Contractual value	Less than one year	From one to two years	From three to five years	Above five years
At June 30, 2023
Derivative financial instruments	7	22,837	22,837	22,006	831	-	-
Lease payables	15	208,767	352,955	53,258	92,732	79,836	127,129
Trade payable	16	61,972	61,972	61,972	-	-	-
Loans, financing and debentures	17	554,638	678,509	218,975	48,461	405,512	5,561
Other liabilities	19	156,666	156,666	156,666	-	-	-
Transactions with related parties	30	6,569	6,569	-	6,569	-	-

At June 30, 2022
Derivative financial instruments	7	39,336	39,336	34,064	2,878	2,394	-
Lease payables	15	137,434	247,412	35,801	59,130	64,473	88,008
Trade payable	16	80,426	80,426	80,426	-	-	-
Loans, financing and debentures	17	453,041	648,267	137,919	48,666	323,929	137,753
Other liabilities	19	41,248	41,248	28,846	-	-	12,402
Transactions with related parties	30	7,472	7,472	-	7,472	-	-

5.9.	Capital management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders, and to maintain an optimal capital structure to reduce the cost of capital.

In order to maintain or adjust the capital structure, the Company may adjust the amount of dividend paid to stockholders, return capital to stockholders or, also, issue new shares or sell assets to reduce, for example, debt.

Consistent with others in the industry, the Company monitors capital based on the leverage ratio. This ratio is calculated as net debt divided by total equity. Net debt is calculated as total loans, financing and debentures (including “current and noncurrent loans and financing” as shown in the Consolidated statement of financial position), acquisitions payable and derivatives less cash and cash equivalents.

The following table demonstrates the financial debts.

	2023	2022
Total derivatives (Note 7)	(61,010)	(24,421)
Loans, financing and debentures (Note 17)	554,638	453,041
Total acquisitions payable (Note 19)	156,666	41,248
	650,294	469,868
Less: cash and cash equivalents (Note 6.1)	(383,837)	(435,493)
Less: marketable securities (Notes 6.2)	(49,785)	(114,450)
	(433,622)	(549,943)
Net debt (net cash)	216,672	(80,075)
Total equity	2,197,142	2,216,048
Leverage ratio	9.86%	-

5.10.	Fair value hierarchy

The carrying amount (less impairment) of trade accounts receivable and payables approximate their fair values. The fair value of financial liabilities, for disclosure purposes, is estimated by discounting the future contractual cash flows at the current market interest rate that is available for similar financial instruments.

The Company adopted IFRS 7 and IFRS 13 for financial instruments that are measured in the balance sheet at fair value; this requires disclosure of fair value measurements by level of the following fair value measurement hierarchy:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (Level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (Level 3).

The following table presents the Company’s assets and liabilities, their classification and the fair value, as well as the level of hierarchy:

	June 30, 2023
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	119,357	119,357	-	119,357	-
Non-current
Transactions with related parties	30	2,157	2,157	-	2,157	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	361,544	361,544	361,544	-	-
Marketable securities	6.2	28,205	28,205	28,205	-	-
Receivables from sale of farm, net	8.1	266,601	266,601	-	-	266,601
Derivative financial instruments (b)	7	76,815	76,815	41,983	34,832	-
Noncurrent
Marketable securities	6.2	21,580	21,580	21,580	-	-
Receivables from sale of farm, net	8.1	442,867	442,867	-	-	442,867
Derivative financial instruments (b)	7	7,032	7,032	75	6,957	-

Non-financial assets measured at fair value
Current
Biological assets	10	216,924	216,924	-	216,924	-
Noncurrent
Biological assets	10	37,305	37,305	-	-	37,305

Non-financial assets measured at cost
Noncurrent
Investment properties	11	1,198,741	3,560,260	-	-	3,560,260
Total		2,779,128	5,140,647	453,387	380,227	4,307,033

Financial liabilities measured at amortized cost
Current
Trade payables	16	61,972	61,972	-	61,972	-
Loans, financing and debentures (a)	17	198,213	198,213	-	198,213	-
Accounts payables for farm acquisitions	19	142,985	142,985	-	142,985	-
Noncurrent
Transactions with related parties	30	6,569	6,569	-	6,569
Loans, financing and debentures (a)	17	356,425	356,425	-	356,425	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	22,006	22,006	19,628	2,378	-
Lease payable	15	55,502	55,502	-	55,502	-
Accounts payable for acquisition	19	13,681	13,681	7,773	5,908	-
Noncurrent
Derivative financial instruments (b)	7	831	831	830	1	-
Lease payable	15	261,831	261,831	-	261,831	-
Total		1,120,015	1,120,015	28,231	1,091,784	-

	June 30, 2022
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	8.1	184,260	184,260	-	184,260	-
Non-current
Transactions with related parties	30	1,839	1,839	-	1,839	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	6.1	397,001	397,001	397,001	-	-
Marketable securities	6.2	94,870	94,870	94,870	-	-
Receivables from sale of farm, net	8.1	183,342	183,342	-	-	183,342
Derivative financial instruments (b)	7	61,013	61,013	49,124	11,889	-
Noncurrent
Marketable securities	6.2	19,580	19,580	19,580	-	-
Receivables from sale of farm, net	8.1	373,954	373,954	-	-	373,954
Derivative financial instruments (b)	7	2,744	2,744	690	2,054	-

Non-financial assets measured at fair value
Current
Biological assets	10	264,976	264,976	-	9,711	255,265
Noncurrent
Biological assets	10	57,906	57,906	-	57,906	-

Non-financial assets measured at cost
Noncurrent
Investment properties	11	946,778	3,308,718	-	-	3,308,718
Total		2,588,263	4,950,203	561,265	267,659	4,121,279

Financial liabilities measured at amortized cost
Current
Trade payables	16	80,426	80,426	-	80,426	-
Loans, financing and debentures (a)	17	123,411	92,651	-	92,651	-
Noncurrent
Transactions with related parties	30	7,472	7,472	-	7,472	-
Loans, financing and debentures (a)	17	329,630	323,608	-	323,608	-

Financial liabilities measured at fair value through profit and loss
Current
Derivative financial instruments (b)	7	34,064	34,064	25,055	9,009	-
Lease payable	15	18,581	18,581	-	18,581	-
Accounts payable for acquisition of Serra Grande Farm	19	28,846	28,846	10,221	2,402	16,223
Noncurrent
Derivative financial instruments (b)	7	5,272	5,272	-	3,270	2,002
Lease payable	15	230,570	230,570	-	230,570	-
Accounts payable for acquisition of Serra Grande Farm	19	12,402	12,402	1,928	1,811	8,663
Total		870,674	833,892	37,204	769,800	26,888

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above

The significant non-observable inputs used in the measurement of the fair value of the credits from the sale of the farm classified as Level 3 in the fair value hierarchy, along with an analysis of quantitative sensitivity on June 30, 2022, are as follows. The significant non-observable inputs used in the measurement of the fair value of biological assets and investment properties are disclosed in Notes 10 and 11, respectively:

Description	Evaluation method	Significant non-observable inputs	Variation of non-observable inputs	Sensitivity of inputs to fair value
Credits for farm sales	Discounted cash flow	Premium (or Basis)	(0.41) – 0.81 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$10,899 representing an increase or reduction of 1.5% in farm receivables.